UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10635

BlackRock Strategic Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
July 31, 2004

BlackRock Strategic Bond Trust (BHD)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—108.3%
		Corporate Bonds—102.6%
		Aero & Defense—4.7%
B-	$2,000	BE Aerospace, Inc., 9.50%, 11/01/08	$ 2,020,000
BBB+	1,000	Lockheed Martin Corp., 8.20%, 12/01/09	1,176,990
BBB-	650	Raytheon Co., 4.85%, 1/15/11	650,462
A+	1,000	United Technologies Corp., 6.35%, 3/01/11	1,098,480

			4,945,932

		Automotive—11.2%
B2	2,000	Collins & Aikman Products Co., 10.75%, 12/31/11	2,020,000
A3	1,000	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,103,690
BB	2,000	Dana Corp., 10.125%, 3/15/10	2,275,000
B3	1,000	Delco Remy Intl., Inc., 11.00%, 5/01/09	1,072,500
		Ford Motor Credit Co.,
A3	750	5.80%, 1/12/09	761,940
A3	2,000	6.875%, 2/01/06	2,098,620
		General Motors Acceptance Corp.,
A3	250	6.75%, 1/15/06	261,705
A3	900	6.875%, 9/15/11	921,537
A3	300	8.00%, 11/01/31	304,410
BB-	892	TRW Automotive, Inc., 9.375%, 2/15/13	1,016,880

			11,836,282

		Basic Material—2.4%
BB-	2,000	Century Aluminum Co., 11.75%, 4/15/08	2,220,000
B2	300 [2]	Gold Kist, Inc., 10.25%, 3/15/14	327,000

			2,547,000

		Building & Development—3.1%
BB+	1,000	Beazer Homes USA, Inc., 8.625%, 5/15/11	1,065,000
BB+	2,000	Schuler Homes, Inc., 9.375%, 7/15/09	2,185,000

			3,250,000

		Chemical—2.0%
B+	2,000	Lyondell Chemical Co., Ser. B, 9.875%, 5/01/07	2,090,000

		Conglomerates—1.5%
A+	325	Honeywell Intl., Inc., 7.50%, 3/01/10	372,070
BBB	1,132	Tyco Intl. Group SA, 6.375%, 2/15/06 (Luxembourg)	1,185,860

			1,557,930

		Consumer Products—5.5%
BBB-	2,000 [3]	Autonation, Inc., 9.00%, 8/01/08	2,240,000
BBB+	1,000	General Mills, Inc., 5.125%, 2/15/07	1,038,860
BBB+	575	Kellogg Co., Ser. B, 6.00%, 4/01/06	602,347
B-	500	Pantry, Inc., The, 7.75%, 2/15/14	496,250
B+	1,400	Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,438,500

			5,815,957

		Containers & Glass—1.1%
B	1,000	Crown European Holdings SA, 10.875%, 3/01/13	1,155,000

		Ecological Services & Equipment—3.1%
B+	1,565	Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,647,163
B	1,500	Casella Waste Systems, Inc., 9.75%, 2/01/13	1,608,750

			3,255,913

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—16.8%
BBB+	$1,000		Anadarko Petroleum Corp., 5.375%, 3/01/07	$ 1,046,110
B1	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (United Kingdom)	2,125,000
BB	2,000		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	2,127,500
A-	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,114,980
B	2,000		Dresser, Inc., 9.375%, 4/15/11	2,160,000
BBB	250		DTE Energy Co., 7.05%, 6/01/11	273,135
B	1,125	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,237,500
			El Paso Corp.,
CCC+	165		7.75%, 1/15/32	134,475
CCC+	85		7.80%, 8/01/31	69,275
BB-	670		El Paso Energy Partners LP, Ser. B, 8.50%, 6/01/11	733,650
B-	1,750		El Paso Production Holding Co., 7.75%, 6/01/13	1,671,250
BBB+	105		Exelon Corp., 6.75%, 5/01/11	114,903
BBB-	325		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	351,194
B+	2,000		Hanover Equipment Trust, Ser. A, 8.50%, 9/01/08	2,120,000
B1	1,000	[2]	Midwest Generation LLC, 8.75%, 5/01/34	1,060,000
BBB+	250		Occidental Petroleum Corp., 6.75%, 1/15/12	277,267
Baa2	1,000	[3]	Progress Energy, Inc., 6.75%, 3/01/06	1,054,310

				17,670,549

			Finance & Banking—7.9%
AA	185	[2]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	193,218
Aa3	1,000	[3]	Bank One Corp., 6.50%, 2/01/06	1,053,310
Aa3	650	[2]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	777,421
A+	325		Bear Stearns Co., Inc., 6.50%, 5/01/06	343,889
AA+	3,000	[3]	Citigroup, Inc., 5.75%, 5/10/06	3,138,930
BB	500		Crum & Forster Holdings Corp., 10.375%, 6/15/13	542,500
AAA	850	[3]	KFW Intl. Finance, Inc., 5.25%, 6/28/06	886,083
A	325		Metlife, Inc., 6.125%, 12/01/11	347,610
AAA	1,021		Structured Asset Receivable Trust, 2.13%, 1/21/10	1,017,525

				8,300,486

			Forest Products—4.6%
B	2,000		Caraustar Industries, Inc., 9.875%, 4/01/11	2,080,000
B	1,500		JSG Funding PLC, 9.625%, 10/01/12	1,683,750
BBB	1,000		Weyerhaeuser Co., 6.125%, 3/15/07	1,064,310

				4,828,060

			Health Care—6.6%
B-	105	[2]	Curative Health Services, Inc., 10.75%, 5/01/11	95,025
NR	2,000		HealthSouth Corp., 6.875%, 6/15/05	2,022,500
B-	2,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	2,155,000
			Tenet Healthcare Corp.,
B-	405		6.375%, 12/01/11	363,488
B-	15		6.50%, 6/01/12	13,350
B-	550	[2]	9.875%, 7/01/14	569,250
B	1,500		United Surgical Partners Int’l., Inc., 10.00%, 12/15/11	1,702,500

				6,921,113

			Hotels & Casino—1.1%
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,125,000

			Industrials—2.1%
BB-	2,000		Cenveo Corp., 9.625%, 3/15/12	2,155,000

			Leisure—1.6%
BB+	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,687,500

BlackRock Strategic Bond Trust (BHD) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—11.7%
NR	$1,000	[4]	Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04	$ 905,000
B1	1,500		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	1,638,750
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,111,960
Caal	325		Charter Communications Holdings II LLC, 10.25%, 9/15/10	327,438
CCC-	1,775		Charter Communications Holdings LLC, 11.125%, 1/15/11	1,433,312
BBB	1,000	[3]	Comcast Cable Communications, 6.875%, 6/15/09	1,097,110
BB-	2,000		EchoStar DBS Corp., 10.375%, 10/01/07	2,125,000
B-	2,000		Nextmedia Operating, Inc., 10.75%, 7/01/11	2,245,000
A-	85		Viacom, Inc., 6.625%, 5/15/11	92,869
CCC+	1,500		WRC Media, Inc., 12.75%, 11/15/09	1,365,000

				12,341,439

			Real Estate—2.6%
BB	860	[2]	American Real Estate Partners LP, 8.125%, 6/01/12	881,500
A-	500		ERP Operating LP, 6.95%, 3/02/11	556,170
			Felcore Lodging LP,
B1	1,000		9.00%, 6/01/04	1,075,000
B1	223		10.00%, 3/15/04	235,265

				2,747,935

			Technology—2.0%
BBB-	2,000		Unisys Corp., 8.125%, 6/01/06	2,105,000

			Telecommunication—7.9%
B-	1,750		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	1,522,500
B3	1,000		Crown Castle Int’l. Corp., 10.75%, 8/01/11	1,117,500
NR	200		GCB Worldcom, Inc., 8.25%, 5/15/10	0
			MCI, Inc.,
NR	36	[5,6]	5.908%, 5/01/07	34,830
NR	36	[5,6]	6.688%, 5/01/09	33,165
NR	31	[5,6]	7.735%, 5/01/14	27,939
B+	2,000		PanAmSat Corp., 8.50%, 2/01/12	2,310,940
Aa3	2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,150,540
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,153,310

				8,350,724

			Transportation—3.1%
BBB+	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	544,235
B	2,000		Railamerica Transportation Corp., 12.875%, 8/15/10	2,280,000
B	440		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	440,000

				3,264,235

			Total Corporate Bonds	107,951,055

			U.S. Government and Agency Securities—3.9%
	410		U.S. Treasury Bonds, 5.375%, 2/15/31	419,865
			U.S. Treasury Notes,
	1,010		2.50%, 5/31/06	1,008,101
	933		2.625%, 11/15/06	929,063
	1,000		4.25%, 8/15/13	986,870
	710		4.75%, 5/15/14	725,087

			Total U.S. Government and Agency Securities	4,068,986

			Foreign Government Bonds—1.0%
Baa2	1,000		United Mexican States, 8.125%, 12/30/19	1,100,000

			Supranational—0.8%
AAA	850		European Investment Bank, 4.875%, 9/06/06	881,756

			Total Long-Term Investments (cost $108,612,159)	114,001,797

BlackRock Strategic Bond Trust (BHD) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENTS—3.6%
	U.S. Government and Agency Securities—3.6%
$3,800	Federal National Mortgage Assoc., 1.28%, 8/02/04 (cost $3,799,865)	$ 3,799,865

	Total investments—111.9% (cost $112,412,024)	117,801,662
	Liabilities in excess of other assets—(11.9)%	(12,563,722)

	Net Assets—100%	$105,237,940

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 4.9% of its net assets, with a current market value of $5,140,914, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[4]	Issuer is technically in default and/or bankruptcy.
[5]	Security is fair valued.
[6]	Illiquid securities representing 0.09% of net assets.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Bond Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004